                                           UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                              FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02675 )

Exact name of registrant as specified in charter: Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio 12/31/06 (Unaudited)

Key to abbreviations

AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (97.7%)(a)
		Principal
	Rating (RAT)	amount	Value

Alabama (0.7%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$1,575,000	$1,617,194
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,172,290
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,181,020
U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC,
5s, 9/1/14	Aaa	500,000	534,040
			8,504,544

Alaska (0.2%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	2,450,000	2,450,000

Arizona (2.1%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,250,000	3,615,950
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	5,915,000	6,353,479
Mesa, Util. Syst. Rev. Bonds, FGIC
7 1/4s, 7/1/12	Aaa	3,635,000	4,278,904
7 1/4s, 7/1/12 (Prerefunded)	Aaa	6,365,000	7,499,434
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 4s, 1/1/31	A-1+	1,469,000	1,469,000
Queen Creek, Special Assmt. Bonds (Dist. No. 001), 5s,
1/1/26	Baa2	725,000	743,118
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,500,000	1,654,095
			25,613,980

Arkansas (0.5%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	3,900,000	4,310,436
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	Aaa	250,000	250,798
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	1,500,000	1,497,975
			6,059,209

California (8.6%)
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	AAA	640,000	687,821
CA State G.O. Bonds
MBIA, 5 3/4s, 12/1/11	Aaa	225,000	243,079
MBIA, 5 1/4s, 10/1/13	AAA	1,125,000	1,232,359
5 1/8s, 4/1/23	A+	3,000,000	3,194,670
5.1s, 2/1/34	A+	3,000,000	3,067,980
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	Aaa	14,500,000	16,336,860
AMBAC, 5 1/2s, 5/1/15	Aaa	33,000,000	36,167,010
AMBAC, 5 1/2s, 5/1/13	Aaa	11,500,000	12,650,575
5 1/2s, 5/1/11	A1	500,000	536,465
AMBAC, 5 1/2s, 5/1/16 (Prerefunded)	Aaa	10,000,000	11,026,100
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	6,000,000	6,327,660
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	1,000,000	1,058,840
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	200,000	209,770
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/26	Aaa	545,000	228,077
Golden State Tobacco Securitization Corp. Rev. Bonds

(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	530,000	568,346
Ser. 03 A-1, 5s, 6/1/21	BBB	2,220,000	2,227,748
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,200,000	1,340,292
Rancho Santiago, Cmnty. Coll. Dist. G.O. Bonds, FSA,
5s, 9/1/14	Aaa	1,000,000	1,087,350
San Bernardino, City U. School Dist. G.O. Bonds, Ser.
A, FSA, 5s, 8/1/28	Aaa	5,005,000	5,311,006
			103,502,008

Colorado (0.5%)
CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran)
5 1/4s, 6/1/22	A3	1,000,000	1,069,640
5 1/4s, 6/1/19	A3	630,000	677,905
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	1,890,000	2,069,248
6 3/8s, 12/15/30 (Prerefunded)	A3	1,860,000	2,055,765
			5,872,558

Connecticut (0.9%)
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,150,870
Mashantucket, Western Pequot Tribe 144A Rev. Bonds,
Ser. A, 6.4s, 9/1/11 (Prerefunded)	Aaa	7,435,000	7,620,949
			10,771,819

Delaware (--%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	500,000	517,040

District of Columbia (3.8%)
DC G.O. Bonds, Ser. A
FSA, 5s, 6/1/26	Aaa	5,005,000	5,304,199
6s, 6/1/26 (Prerefunded)	A+	38,175,000	39,285,129
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	240,000	256,663
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	Aaa	1,000,000	1,047,080
District of Columbia G.O. Bonds, Ser. A, MBIA
5s, 6/1/15	AAA	340,000	349,323
5s, 6/1/15 (Prerefunded)	AAA	170,000	174,804
			46,417,198

Florida (4.0%)
Alachua Cnty., Hlth. Fac. Auth. VRDN (Shands Teaching
Hosp.), Ser. A, 3.99s, 12/1/12	VMIG1	200,000	200,000
Clearwater Cay, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 1/2s, 5/1/37	BB-/P	2,100,000	2,113,524
FL Hsg. Fin. Corp. Rev. Bonds, Ser. 3, 5s, 1/1/36	Aa1	1,855,000	1,915,492
Flagler Cnty., School Board COP, Ser. A, FSA, 5s,
8/1/19	Aaa	500,000	535,230
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, U.S.
Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	5,530,000	6,301,877
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Aaa	18,500,000	24,113,825
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth.), Ser. A, 5s, 11/15/23	A+	200,000	210,368
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29	BBB-	2,650,000	2,724,200
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	3,700,000	4,066,263
North Broward, Hosp. Dist. Rev. Bonds
6s, 1/15/31	A3	5,000	5,396
6s, 1/15/31 (Prerefunded)	A3	70,000	76,360
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 7.2s, 5/1/32 (Prerefunded)	BB+/P	1,170,000	1,284,648
Sunshine State Governmental Fin. Comm. VRDN, AMBAC,
4s, 7/1/16	Aaa	800,000	800,000
Tampa, Util. Tax & Special Rev. Bonds, AMBAC, 6s,
10/1/07	Aaa	2,500,000	2,543,900
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s,
10/1/34	Aaa	500,000	539,845
			47,430,928

Georgia (3.2%)
Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC, 5.6s, 1/1/30
(Prerefunded)	Aaa	1,000,000	1,064,640
GA Muni. Elec. Pwr. Auth. Rev. Bonds
Ser. B, FGIC, 8 1/4s, 1/1/11	Aaa	10,000,000	11,653,900
Ser. 05-Y, AMBAC, 6.4s, 1/1/13	Aaa	20,280,000	22,518,304
Ser. 05-Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	Aaa	220,000	242,455
Ser. Y, AMBAC, U.S. Govt. Coll., 6.4s, 1/1/13
(Prerefunded)	Aaa	1,200,000	1,331,232
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	2,068,775
			38,879,306

Idaho (--%)
Madison Cnty., Hosp. COP, 5 1/8s, 9/1/13	BBB-	250,000	265,685

Illinois (1.4%)
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	1,250,000	1,322,325
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,355,503
IL State G.O. Bonds, FSA, 5 3/8s, 10/1/12	Aaa	1,650,000	1,793,468
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	11,000,000	11,834,680
			17,305,976

Indiana (0.6%)
Brownsburg, 1999 School Bldg. Corp. Rev. Bonds (First
Mtge.), Ser. B, FSA, 5s, 7/15/21	AAA	1,500,000	1,606,365
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,150,000	4,322,391
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aaa	700,000	760,963
Indianapolis, Local Pub. Impt. Board Rev. Bonds, Ser.
D, FGIC, 5s, 1/1/13	Aaa	645,000	688,976
			7,378,695

Iowa (1.2%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	3,325,000	3,420,128
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	6,685,000	8,256,176
9.15s, 7/1/09 (Prerefunded)	AAA	50,000	53,997
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	783,210
Ser. B, zero %, 6/1/34	BBB	2,500,000	2,512,225
			15,025,736

Kansas (0.2%)
Lawrence, Hosp. Rev. Bonds, 5 1/8s, 7/1/26	A3	1,000,000	1,062,940
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.), 5s,
10/1/19	A1	750,000	797,288
			1,860,228

Louisiana (0.5%)
Ernest N. Morial-New Orleans, Exhibit Hall Auth.
Special Tax, Ser. A, AMBAC, 5 1/4s, 7/15/20	Aaa	2,000,000	2,144,780
Ernest N. Morial-New Orleans, Exhibit Hall Auth.
Special Tax Bonds, Ser. A, AMBAC, 5 1/4s, 7/15/21	Aaa	500,000	535,305
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Cypress Apts.), Ser. A, GNMA Coll., 5 1/2s, 4/20/38	Aaa	250,000	270,628
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 1/2s, 5/15/30	BBB	2,500,000	2,644,975
			5,595,688

Maryland (0.7%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,776,950
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/14	A3	1,500,000	1,660,395
(Peninsula Regl. Med. Ctr.), 5s, 7/1/16	A2	1,200,000	1,302,888
			8,740,233

Massachusetts (4.1%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, MBIA, 5 1/2s,
1/1/11	Aaa	1,500,000	1,593,615
MA State G.O. Bonds, Ser. B, 5s, 8/1/24 (Prerefunded)	Aa2	6,255,000	6,761,968
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	690,000	742,247
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	2,200,000	2,419,406
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	4,500,000	4,965,705
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	5,950,000	6,158,369
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/21	Aa2	5,000,000	5,432,700
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,645,000	1,709,928
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	100,000	103,532
(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s,
5/15/11	Aaa	1,000,000	1,049,840
(Worcester City Campus Corp.), Ser. F, FGIC, 4 1/2s,
10/1/25	Aaa	600,000	604,200
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AAA/P	5,215,000	6,869,824
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/24
(Prerefunded)	Aaa	10,000,000	10,908,600
			49,319,934

Michigan (1.8%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	500,000	533,745
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.191s, 7/1/32	Aaa	1,500,000	1,502,265
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 4s, 7/1/33	VMIG1	3,500,000	3,500,000

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	400,000	422,848
MI Muni. Board Auth. Rev. Bonds (State Clean Wtr.
Revolving Fund), 5s, 10/1/22	Aaa	3,450,000	3,725,897
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	3,200,190
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,400,000	2,391,888
MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds
(Parkway Meadows), FSA, 4s, 10/15/10	Aaa	1,005,000	1,014,789
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,086,000
			21,377,622

Minnesota (0.9%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	1,250,000	1,286,238
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	4,256,415
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
Ser. 5-M1, 4s, 10/1/32	VMIG1	3,000,000	3,000,000
Ser. 5-M2, 4s, 10/1/20	VMIG1	1,000,000	1,000,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	670,000	675,990
			10,218,643

Mississippi (0.4%)
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	680,000	704,779
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	2,555,000	2,648,309
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,365,000	1,424,678
			4,777,766

Missouri (2.2%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,250,000	3,471,910
5 1/2s, 6/1/27	A+	3,250,000	3,470,058
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	Aaa	9,500,000	9,947,355
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	4,050,000	4,257,401
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	220,000	223,230
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll.,
6.4s, 9/1/29	AAA	550,000	568,348
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 5.8s, 9/1/35	AAA	2,385,000	2,549,493
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	960,000	1,016,122
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
3.85s, 9/1/10	AAA	145,000	144,163
3.6s, 9/1/09	AAA	160,000	158,294
			25,806,374

Nevada (0.2%)
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB-/P	1,750,000	1,805,440
Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aaa	500,000	526,670
			2,332,110

New Hampshire (0.8%)
NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Lakes
Region Hosp. Assn.), 6 1/4s, 1/1/18 (Prerefunded)	BBB-/P	2,600,000	2,714,894
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Lakes
Region Hosp. Assn.), 5 3/4s, 1/1/08 (Prerefunded)	BBB-/P	375,000	378,653
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care
Syst.-Covenant Hlth.), 6 1/8s, 7/1/31	A	4,000,000	4,360,920
NH State Hsg. Fin. Auth. Single Family Rev. Bonds
(Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	1,855,000	1,949,624
			9,404,091

New Jersey (4.5%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, 5s, 3/15/31	Aaa	3,500,000	3,690,225
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	2,150,000	2,501,633
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	7,300,000	7,666,971
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	8,000,000	8,492,160
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	1,400,000	1,543,430
(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,000,000	5,422,000
(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2	500,000	532,610
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	17,860,000	8,293,648
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.

Syst.)
Ser. B, MBIA, 6 1/2s, 6/15/10	Aaa	6,250,000	6,815,563
Ser. A, 5 5/8s, 6/15/14 (Prerefunded)	Aaa	3,000,000	3,360,420
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	AAA	2,000,000	2,287,460
6 3/8s, 6/1/32	AAA	1,775,000	1,993,041
6 1/8s, 6/1/42	AAA	1,500,000	1,636,830
			54,235,991

New Mexico (0.2%)
Farmington, Poll. Control VRDN (AZ Pub. Service Co.),
Ser. B, 4s, 9/1/24	VMIG1	400,000	400,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	1,140,000	1,162,595
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	770,000	792,623
			2,355,218

New York (16.9%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, MBIA, 5s, 9/1/20	Aaa	500,000	540,540
Metro. Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5s,
11/15/28	Aaa	500,000	527,580
Nassau Cnty., Hlth. Care Syst. Rev. Bonds, FSA
6s, 8/1/15 (Prerefunded)	Aaa	5,000,000	5,382,350
6s, 8/1/14 (Prerefunded)	Aaa	4,410,000	4,747,233
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/10	Aaa	13,235,000	14,467,840
Ser. B, 5 1/2s, 12/1/12	AA-	6,475,000	6,993,518
Ser. G, 5 1/4s, 8/1/16	AA-	625,000	690,813
Ser. M, 5s, 4/1/24	AA-	7,225,000	7,634,007
Ser. J/J-1, 5s, 6/1/21	AA-	250,000	267,208
Ser. I-1, 5s, 4/1/19	AA-	75,000	80,383
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot)
5s, 1/1/26	Aaa	540,000	580,430
5s, 1/1/25	Aaa	3,000,000	3,224,610
AMBAC, 5s, 1/1/23	Aaa	300,000	323,229
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Polytechnic U.), 6s, 11/1/20	Ba1	4,250,000	4,502,663
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	11,500,000	11,878,810
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	200,000	199,428
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. D, 5s, 6/15/37	AA+	10,850,000	11,453,803
Ser. B, AMBAC, 5s, 6/15/28	Aaa	7,000,000	7,438,130
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	A+	2,800,000	3,033,940
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,898,515
(State U. Edl. Fac.), MBIA, 6s, 5/15/16 (Prerefunded)	Aaa	7,500,000	8,139,075
(State U. Edl. Fac.), MBIA, 6s, 5/15/15 (Prerefunded)	Aaa	7,000,000	7,596,470
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	14,158,739
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	25,896,948
(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23	A3	1,400,000	1,491,252
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Aaa	1,000,000	1,093,460
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	285,000	320,953
(Columbia U.), Ser. A, 5s, 7/1/18	Aaa	8,250,000	9,018,900
NY State Dorm. Auth. Cap. Appn. Rev. Bonds (State U.),
Ser. B, MBIA, zero %, 5/15/09	Aaa	23,000,000	21,056,500
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. B, FGIC,
5 1/2s, 4/1/10 (Prerefunded)	Aaa	1,500,000	1,587,795
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	5,000,000	5,423,100
NY State Thruway Auth. State Personal Income Tax Rev.
Bonds, Ser. A, 5s, 3/15/21	AAA	3,250,000	3,492,678
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	2,200,000	2,231,702
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	75,000	76,007
Syracuse, G.O. Bonds (Pub. Impt.), Ser. A, FSA
6s, 4/15/13 (Prerefunded)	Aaa	1,200,000	1,248,348
6s, 4/15/12 (Prerefunded)	Aaa	1,150,000	1,196,334
6s, 4/15/11 (Prerefunded)	Aaa	1,075,000	1,118,312
6s, 4/15/10 (Prerefunded)	Aaa	1,025,000	1,066,297
			203,077,900

North Carolina (6.8%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, MBIA, 7s, 1/1/13	Aaa	11,680,000	13,155,184
Ser. D, 6 3/4s, 1/1/26	Baa2	5,000,000	5,452,150
Ser. B, FGIC, 6s, 1/1/22	Aaa	25,300,000	30,675,744
AMBAC, 6s, 1/1/18	Aaa	7,000,000	8,283,240
Ser. A, 5 3/4s, 1/1/26	Baa2	5,000,000	5,269,200
NC Hsg. Fin. Agcy. Rev. Bonds (Homeownership), Ser.
26, Class A, 5 1/2s, 1/1/38	Aa2	1,000,000	1,064,380

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32	BB+/P	3,000,000	3,164,610
(United Methodist Home), 7 1/8s, 10/1/23 (Prerefunded)	BB+/P	3,000,000	3,291,630
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	10,000,000	10,843,100
Ser. A, 5 1/2s, 1/1/13	A3	200,000	215,292
			81,414,530

Ohio (2.0%)
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	600,000	689,046
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	AA-	3,000,000	3,321,990
Franklin Cnty., Rev. Bonds (Online Computer Library
Ctr.), 5s, 4/15/11	A	500,000	516,875
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.)
5 1/4s, 5/15/21	A-	1,000,000	1,068,560
5 1/4s, 5/15/18	A-	500,000	534,280
Middletown, City School Dist. G.O. Bonds (School
Impt.), FGIC, 5s, 12/1/24	Aaa	2,430,000	2,572,325
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,704,435
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
5.05s, 7/1/16	A+	1,000,000	1,071,630
4.95s, 7/1/15	A+	5,000,000	5,305,850
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22	AA-	1,000,000	1,085,280
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	3,250,000	3,351,465
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC, 5s, 6/1/23	Aaa	500,000	531,110
			23,752,846

Oklahoma (1.5%)
Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	AAA	3,750,000	3,992,513
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, 5 5/8s, 8/15/19 (Prerefunded)	AAA	4,000,000	4,225,320
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	590,000	613,099
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	1,475,000	1,551,213
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	950,000	946,267
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	AAA	3,470,000	3,655,714
5 3/4s, 8/15/29 (Prerefunded)	AAA	2,530,000	2,680,307
			17,664,433

Oregon (0.8%)
OR State G.O. Bonds (Veterans Welfare), Ser. 81,
5 1/4s, 10/1/42	Aa3	6,335,000	6,562,490
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	2,600,000	2,602,470
			9,164,960

Pennsylvania (4.3%)
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30	Aaa	150,000	159,906
5 1/2s, 12/1/30 (Prerefunded)	Aaa	850,000	911,897
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	5,580,000	5,797,508
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	AA-	2,000,000	2,143,040
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	2,000,000	2,102,060
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43	BBB+	2,125,000	2,282,760
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A3	1,000,000	1,081,580
PA Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds,
Ser. A, 6.4s, 1/1/09	B+	8,800,000	8,943,880
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	9,280,000	10,110,189
Philadelphia Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/10	Aaa	1,485,000	1,565,190
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	6,000,000	6,438,660
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	5,459,248	5,459
Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC,
5s, 8/1/22	Aaa	6,000,000	6,386,940
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. B, 5 1/4s, 11/1/14	AAA	500,000	540,520
Ser. A, FSA, 5s, 7/1/24	Aaa	3,000,000	3,198,600
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	485,000	514,129

			52,182,318

Puerto Rico (1.4%)
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
Ser. B, 5 1/4s, 7/1/32	BBB	4,600,000	4,959,950
Ser. A, 5 1/4s, 7/1/30	BBB	250,000	269,765
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds
Ser. AA, 5s, 12/1/16	BBB	3,095,000	3,335,512
Ser. B, 5s, 12/1/13	BBB	250,000	265,883
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. K, 5s, 7/1/17	BBB+	2,900,000	3,087,717
Ser. K, 5s, 7/1/13	BBB+	500,000	530,390
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	3,240,000	3,511,771
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	273,140
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/10	BBB	250,000	259,003
			16,493,131

South Carolina (1.3%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	500,000	541,610
Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone
Container Corp.), 7 3/8s, 2/1/07	B/P	1,345,000	1,346,560
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	2,000,000	2,114,120
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,073,360
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aaa	1,920,000	1,973,587
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B,
6 3/8s, 5/15/30	BBB	7,000,000	8,156,960
			15,206,197

South Dakota (0.6%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,037,490
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sioux
Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	A1	1,500,000	1,612,245
Will Cnty., Cmnty. Construction G.O. Bonds (School
Dist. No. 30-C Troy Twp.), Ser. B, FSA, 5 1/4s, 2/1/19	Aaa	4,185,000	4,552,820
			7,202,555

Tennessee (1.3%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa2	3,000,000	3,534,060
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	5,000,000	5,835,600
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	5,000,000	5,271,000
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	310,000	354,101
6 1/2s, 9/1/26 (Prerefunded)	AAA	190,000	217,029
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	940,000	978,672
			16,190,462

Texas (7.3%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A, 5 7/8s, 11/15/18	BB/P	4,250,000	4,340,185
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/21	Aaa	12,500,000	13,078,250
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,086,067
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	1,500,000	1,558,860
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	950,000	1,021,127
Houston, Wtr. & Swr. Rev. Bonds (Jr. Lien), FSA, 5s,
12/1/30 (Prerefunded)	Aaa	1,000,000	1,068,940
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA,
5s, 10/1/16	Aaa	750,000	813,465
Lower CO River Auth. Rev. Bonds, 5 1/4s, 1/1/15
(Prerefunded)	A+/F	5,080,000	5,373,573
Mission Cons. Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	897,632
Northside Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	1,705,000	1,797,701
Pflugerville, Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/29	Aaa	5,000,000	5,246,684
Plano, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/29	Aaa	1,705,000	1,789,125
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,656,500
San Antonio, Elec. & Gas Rev. Bonds, 5 3/8s, 2/1/19
(Prerefunded)	AAA	1,500,000	1,615,965
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	527,185
TX State Rev. Bonds, 6.2s, 9/30/11	Aa1	20,800,000	22,599,616

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	8,589,165
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	1,000,000	1,073,670
TX Technical University Revenues Rev. Bonds (Fin.
Syst.), Ser. 7th, MBIA
5s, 8/15/08	Aaa	1,000,000	1,021,560
5s, 8/15/07	Aaa	1,000,000	1,008,450
Waco, Hlth. Fac. Dev. Corp. Mtge. Rev. Bonds
(Hillcrest Hlth. Care Syst.), Ser. A, MBIA, FHA Insd.,
5s, 8/1/31	Aaa	7,500,000	7,890,225
West Harris Cnty., Regl. Wtr. Auth. Syst. Rev. Bonds,
AMBAC, 5s, 12/15/24	Aaa	2,040,000	2,183,534
			87,237,479

Utah (2.2%)
Intermountain Power Agency Rev. Bonds (UT State Pwr.
Supply), Ser. B, MBIA, 6 1/2s, 7/1/09	Aaa	19,065,000	20,357,226
Salt Lake City, Hosp. Rev. Bonds (IHC Hosp. Inc.),
Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	5,000,000	5,856,550
			26,213,776

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	970,000	991,980
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,115,000	1,138,560
			2,130,540

Virgin Islands (0.3%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC
5s, 10/1/24	Aaa	250,000	270,200
5s, 10/1/23	Aaa	3,000,000	3,247,440
			3,517,640

Virginia (2.6%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,000,000	4,271,280
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	Aaa	20,000,000	23,472,400
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Medicorp Hlth. Syst.), 5 1/4s, 6/15/24	A3	3,040,000	3,247,602
			30,991,282

Washington (2.0%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	Aaa	695,000	734,316
5s, 9/1/24	Aaa	615,000	650,203
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	905,000	1,004,079
6 1/2s, 6/1/26	BBB	2,215,000	2,450,056
WA State G.O. Bonds
(Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aaa	5,270,000	5,583,723
Ser. A, FSA, 5s, 7/1/23	Aaa	10,035,000	10,645,730
WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med.
Ctr.), Ser. A, 5s, 12/1/21	AAA	2,000,000	2,125,180
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	1,215,000	1,251,401
			24,444,688

West Virginia (0.5%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	6,200,000	6,561,274

Wisconsin (1.5%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 6 3/8s, 6/1/32	BBB	10,615,000	11,603,150
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	1,960,000	2,008,314
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Ascension
Hlth. Credit), Ser. A, 5s, 11/15/31	Aa2	2,780,000	2,921,252
Wilmot, Unified High School Dist. G.O. Bonds, Ser. B,
FSA, 5s, 3/1/24	Aaa	1,000,000	1,076,690
			17,609,406

Total municipal bonds and notes (cost $1,101,202,250)			$1,173,073,997
PREFERRED STOCKS (1.1%)(a)

		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.	BBB-/P	4,000,000	$4,217,280
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.	A3	6,000,000	6,360,960
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	Baa1	2,000,000	2,207,420

Total preferred stocks (cost $12,000,000)
CORPORATE BONDS AND NOTES (0.3%)(a) (cost $3,500,000)			$12,785,660

		Principal amount	Value

GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1,
4.15s, 2039	A3	$3,500,000	$3,486,000

TOTAL INVESTMENTS

Total investments (cost $1,116,702,250) (b)			$1,189,345,657

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
$27,625,000	(E)	5/23/12	3 month USD-LIBOR-BBA	4.923%	$(181,496)

42,500,000	(E)	5/23/12	3.422%	U.S. Bond Market
				Association Municipal Swap
				Index	211,918

JPMorgan Chase Bank, N.A.
37,745,500	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	(57,026)

58,070,000	(E)	11/8/11	3.488%	U.S. Bond Market
				Association Municipal Swap
				Index	64,864

Morgan Stanley Capital Services, Inc.
52,000,000	(E)	11/16/11	3.4695%	U.S. Bond Market
				Association Municipal Swap
				Index	99,632

Total					$137,892

(E) Certain interest rate swap contracts include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract.

NOTES

(a) Percentages indicated are based on net assets of $1,200,283,068.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2006. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,116,217,029, resulting in gross unrealized appreciation and depreciation of $79,185,904 and $6,057,276, respectively, or net unrealized appreciation of $73,128,628.

At December 31, 2006, liquid assets totaling $605,148 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, and Floating Rate Notes (FRN) are the current interest rates at December 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector group concentrations greater than 10% at December 31, 2006 (as a percentage of net assets):

Utilities	24.1%
Health care	18.1

The fund had the following insurance concentrations greater than 10% at December 31, 2006 (as a percentage of net assets):

MBIA	12.3%
AMBAC	11.3

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007